Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information
Segment Information
20.	Segment Information

The Company has determined that it has four primary business segments, its banking franchise, its insurance activities, its employee benefit consulting activities and its risk management activities. For the years ended December 31, 2011, 2010 and 2009, the Company’s insurance activities consisted of those conducted through its wholly owned subsidiary, Bailey & Haskell Associates, Inc. For the years ended December 31, 2011, 2010 and 2009, the benefit consulting activities consisted of those conducted through its wholly owned subsidiary, Benefit Consulting Group Inc. For the year ended December 31, 2011, 2010 and 2009, the risk management activities consisted of those conducted through its wholly owned subsidiary Workplace Health Solutions Inc. Information about the Company is presented in the following table for the periods indicated:

	2011
				Risk
	Banking	Insurance	Consulting	Management
	Activities	Activities	Activities	Activities	Total

Net interest income	$19,759,719	$—	$—	$—	$19,759,719
Provision for loan losses	1,050,000	—	—	—	1,050,000
Net interest income after provision
for loan losses	18,709,719	—	—	—	18,709,719
Non-interest income	5,489,242	11,603,209	6,482,456	1,336,360	24,911,267
Non-interest expenses	17,128,181	10,075,521	5,382,755	1,377,451	33,963,908
Depreciation and amortization	1,511,682	171,507	98,424	1,246	1,782,859
Income (loss) before taxes	5,559,098	1,356,181	1,001,277	(42,337)	7,874,219
Income tax expense (benefit)	964,600	586,000	413,000	(10,600)	1,953,000
Net income (loss)	4,594,498	770,181	588,277	(31,737)	5,921,219
Less: net income attributable to
noncontrolling interest	191,838	—	—	—	191,838
Net income (loss) attributable to
Oneida Financial Corp.	$4,402,660	$770,181	$588,277	$(31,737)	$5,729,381
Total Assets	$641,445,777	$22,835,569	$7,399,574	$306,400	$671,987,320

	2010
				Risk
	Banking	Insurance	Consulting	Management
	Activities	Activities	Activities	Activities	Total
Net interest income	$18,098,625	$—	$—	$—	$18,098,625
Provision for loan losses	1,650,000	—	—	—	1,650,000
Net interest income after provision
for loan losses	16,448,625	—	—	—	16,448,625
Non-interest income	4,591,991	10,515,421	5,936,999	1,046,328	22,090,739
Non-interest expenses	16,380,671	9,428,009	4,729,998	1,086,395	31,625,073
Depreciation and amortization	1,685,384	169,131	125,486	1,964	1,981,965
Income (loss) before taxes	2,974,561	918,281	1,081,515	(42,031)	4,932,326
Income tax expense (benefit)	78,800	404,000	447,000	(15,600)	914,200
Net income (loss)	2,895,761	514,281	634,515	(26,431)	4,018,126
Less: net income attributable to
noncontrolling interest	257,438	—	—	—	257,438
Net income (loss) attributable to
Oneida Financial Corp.	$2,638,323	$514,281	$634,515	$(26,431)	$3,760,688
Total Assets	$643,116,251	$20,184,212	$5,509,696	$150,903	$668,961,062

	2009
				Risk
	Banking	Insurance	Consulting	Management
	Activities	Activities	Activities	Activities	Total

Net interest income	$17,427,420	$—	$—	$—	$17,427,420
Provision for loan losses	760,000	—	—	—	760,000
Net interest income after provision
for loan losses	16,667,420	—	—	—	16,667,420
Non-interest (loss) income	5,266,097	9,694,191	5,650,646	491,429	21,102,363
Non-interest expenses	16,289,195	8,580,478	4,532,450	709,346	30,111,469
Depreciation and amortization	1,699,210	223,847	153,430	1,600	2,078,087
(Loss) Income before taxes	3,945,112	889,866	964,766	(219,517)	5,580,227
Income tax (benefit) expense	517,720	378,000	405,200	(90,000)	1,210,920
Net (loss) income	3,427,392	511,866	559,566	(129,517)	4,369,307
Less: net income (loss) attributable
to noncontrolling interest	255,950	—	—	—	255,950
Net income (loss) attributable to
Oneida Financial Corp	$3,171,442	$511,866	$559,566	$(129,517)	$4,113,357
Total Assets	$571,983,646	$19,962,553	$4,389,768	$89,526	$596,425,493

The following represents a reconciliation of the Company’s reported segment assets to consolidated assets as of December 31:

Assets	2011	2010

Total assets for reportable segments	$671,987,320	$668,961,062
Elimination of intercompany cash balances	(8,274,741)	(7,382,533)

Consolidated total	$663,712,579	$661,578,529

The accounting policies of the segment are the same as those described in the summary of significant accounting policies.